Equity based compensation - Schedule Of Weighted Average Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Series C Units [Member]
Grant date fair value	$ 37.90	$ 167.40	$ 256.00
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	41.20%	36.00%	39.70%
Risk-free interest rate	2.50%	2.30%	1.60%
Lack of marketability discount	31.30%	29.20%	28.20%
Expected term (years)	1 year	1 year	2 years
Common Series C-2 Units [Member]
Grant date fair value	$ 284.00	$ 625.99
Dividend yield	0.00%	0.00%
Yield Test Probability	39.00%	97.10%
Cost of Equity Capital	11.10%	12.30%
Expected term (years)	2 years	3 years